Revenues (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 31,068,350	$ 17,775,029
PUREVAP
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	6,138,111	4,163,059
DROSRITE
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	7,940,771	9,976,696
Development and support related to systems supplied to the U.S. Navy
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	7,522,809	1,425,883
Torch related sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	2,084,511	1,452,455
Biogas upgrading and pollution controls
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	6,800,090
Other sales and services
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 582,058	$ 756,936